Borrowings and financial liabilities - Conditional advances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Balance at beginning of period	€ 23,037
Balance at end of period	28,863	€ 23,037
BPI - Sarcob
Disclosure of financial liabilities [line items]
Balance at beginning of period	112	135
Repayment	(59)	(26)
Financial expenses	3	3
Balance at end of period	56	112
Value on redemption	59
BPI - Sarcob | Less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption	59
BPI - BIO101
Disclosure of financial liabilities [line items]
Balance at beginning of period	677	774
Repayment	(220)	(110)
Financial expenses	18	13
Balance at end of period	474	677
Value on redemption	495
BPI - BIO101 | Less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption	220
BPI - BIO101 | One to five years
Disclosure of financial liabilities [line items]
Value on redemption	275
AFM Telethon - BIO101
Disclosure of financial liabilities [line items]
Balance at beginning of period	378	370
Financial expenses	8	8
Balance at end of period	386	378
Value on redemption	400
AFM Telethon - BIO101 | Less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption	100
AFM Telethon - BIO101 | One to five years
Disclosure of financial liabilities [line items]
Value on redemption	300
BPI - BIO201
Disclosure of financial liabilities [line items]
Proceeds from conditional advances	400
Subsidies	(38)
Financial expenses	5
Balance at end of period	367
Value on redemption	400
BPI - BIO201 | One to five years
Disclosure of financial liabilities [line items]
Value on redemption	240
BPI - BIO201 | More than five years
Disclosure of financial liabilities [line items]
Value on redemption	160
Conditional advances
Disclosure of financial liabilities [line items]
Balance at beginning of period	1,167	1,279
Proceeds from conditional advances	400
Repayment	(279)	(136)
Subsidies	(38)
Financial expenses	33	24
Balance at end of period	1,283	€ 1,167
Value on redemption	1,354
Conditional advances | Less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption	379
Conditional advances | One to five years
Disclosure of financial liabilities [line items]
Value on redemption	815
Conditional advances | More than five years
Disclosure of financial liabilities [line items]
Value on redemption	€ 160